COMMITMENTS AND CONTINGENCIES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Short-term lease commitment	$ 55,000	$ 50,000
Net profits royalty interest	3.00%
Aggregate annual payment	$ 3,000
Undiscounted commitment	343
Total legal fees	$ 635
Office Use Commitment
Statement [Line Items]
Agreement end date	April 29, 2026
Pipeline Right Of Way Bond Commitment
Statement [Line Items]
Bond	$ 300
Pebble Services Inc.
Statement [Line Items]
Undiscounted commitment	$ 85